Schedule II.-Valuation and Qualifying Accounts and Reserves (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Restructuring cost
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		¥ 2,049	¥ 2,151	¥ 144
Acquisitions		0	0	0
Addition: Charged to costs and expenses		73		2,159
Deduction		(1,365)	(3)	(182)
Translation adjustment		(67)	(99)	30
Balance at end of period		690	2,049	2,151
Restructuring cost | Severance and other benefits to terminated employees
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		2,049	2,151	144
Acquisitions		0	0	0
Addition: Charged to costs and expenses		73	0	2,159
Deduction		(1,365)	(3)	(182)
Translation adjustment		(67)	(99)	30
Balance at end of period		690	2,049	2,151
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		13,156	14,676	43,487
Acquisitions		522	0	0
Addition: Charged to costs and expenses		3,401	2,376	1,451
Deduction	[1]	(1,677)	(3,717)	(30,295)
Other	[2]	(33)	(179)	33
Balance at end of period		¥ 15,369	¥ 13,156	¥ 14,676

[1]	The amount of deduction includes benefits recognized in earnings, expiration of loss carryforwards and sales of subsidiaries. The amounts of benefits recognized in earnings were ¥8,303 million in fiscal 2018, ¥2,648 million in fiscal 2019 and ¥890 million in fiscal 2020.
[2]	The amount of other includes translation adjustment and the effect of changes in statutory tax rate.